Ordinary shares, share premium, and other equity (Narrative) (Details) £ / shares in Units, € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Issuance Redemptions	Dec. 31, 2020 GBP (£) Issuance Redemptions £ / shares shares	Dec. 31, 2020 USD ($) Issuance Redemptions	Dec. 31, 2019 GBP (£) Issuance Redemptions shares		Dec. 31, 2018 GBP (£) shares		May 02, 2019 shares	Dec. 31, 2017 GBP (£)	May 10, 2017 £ / shares
Repurchase of shares		£ 1,056,000,000		£ 2,668,000,000	[1]	£ 3,582,000,000	[1]
Equity		66,882,000,000		65,660,000,000		63,779,000,000			£ 63,866,000,000
Barclays PLC [member]
Repurchase of shares		898,000,000		2,668,000,000		1,532,000,000
Equity		£ 54,872,000,000		£ 56,467,000,000		£ 54,180,000,000			39,216,000,000
Management of internal investments, loans and advances	Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).	Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).	Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).
Ordinary shares
Number of shares outstanding | shares		17,359		17,322		17,133
Par value per share | £ / shares		£ 0.25
Called up share capital and share premium [member]
Equity		£ 4,637,000,000		£ 4,594,000,000		£ 4,311,000,000			22,045,000,000
At1 securities issuance		0		0
At1 securities redemption		0		0
Called up share capital and share premium [member] | Barclays PLC [member]
Equity		£ 4,637,000,000		£ 4,594,000,000		4,311,000,000			22,045,000,000
Called up share capital and share premium [member] | Ordinary shares
Issued share capital | shares		17,359		17,322
Par value per share | £ / shares		£ 0.25
Called up share capital [member] | Ordinary shares
Equity		£ 4,340,000,000		£ 4,331,000,000		4,283,000,000
At1 securities issuance		0		0
At1 securities redemption		0		0
Share repurchase program [member] | Ordinary shares
Par value per share | £ / shares										£ 0.25
Number of shares authorised | shares								1,733
Repurchase of shares		0		0
Retained earnings [member]
Equity		45,527,000,000		44,204,000,000		43,460,000,000			25,522,000,000
Retained earnings [member] | Barclays PLC [member]
Equity		38,672,000,000		40,614,000,000		39,842,000,000			7,834,000,000
Other equity instruments [member]
Equity		11,172,000,000		10,871,000,000		9,632,000,000			8,941,000,000
At1 securities issuance		1,142,000,000		3,500,000,000
At1 securities redemption		831,000,000		2,262,000,000
Other equity instruments [member] | Barclays PLC [member]
Equity		£ 11,169,000,000		10,865,000,000		£ 9,633,000,000			£ 8,943,000,000
AT1 Securities [member]
Rights, preferences and restrictions attaching to class of share capital	AT1 securities rank behind the claims against Barclays PLC of 1) unsubordinated creditors; 2) claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC but not further or otherwise; or 3) claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities. AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole on (i) the initial call date, or on any fifth anniversary after the initial call date or (ii) any day falling in a named period ending on the initial reset date, or on any fifth anniversary after the initial reset date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any redemptions require the prior consent of the PRA.	AT1 securities rank behind the claims against Barclays PLC of 1) unsubordinated creditors; 2) claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC but not further or otherwise; or 3) claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities. AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole on (i) the initial call date, or on any fifth anniversary after the initial call date or (ii) any day falling in a named period ending on the initial reset date, or on any fifth anniversary after the initial reset date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any redemptions require the prior consent of the PRA.	AT1 securities rank behind the claims against Barclays PLC of 1) unsubordinated creditors; 2) claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC but not further or otherwise; or 3) claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities. AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole on (i) the initial call date, or on any fifth anniversary after the initial call date or (ii) any day falling in a named period ending on the initial reset date, or on any fifth anniversary after the initial reset date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any redemptions require the prior consent of the PRA.
Description of interest rate	AT1 securities bear a fixed rate of interest until the initial call date or the initial reset date, as the case may be. After the initial call date or the initial reset date, as the case may be, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five-year periods based on market rates.	AT1 securities bear a fixed rate of interest until the initial call date or the initial reset date, as the case may be. After the initial call date or the initial reset date, as the case may be, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five-year periods based on market rates.	AT1 securities bear a fixed rate of interest until the initial call date or the initial reset date, as the case may be. After the initial call date or the initial reset date, as the case may be, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five-year periods based on market rates.
Management of internal investments, loans and advances	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Group fall below 7%	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Group fall below 7%	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Group fall below 7%
AT1 Securities [member] | Barclays PLC [member]
At1 securities issuance		£ 1,142,000,000	$ 1,500
At1 securities redemption	€ 1,000	831,000,000
AT1 Securities [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
At1 securities issuance		£ 1,142,000,000		£ 3,500,000,000
Number of convertible instruments issued | Issuance	1	1	1	3
Issuance costs		£ 4,000,000		£ 11,000,000
Number of convertible instruments redeemed | Redemptions	1	1	1	3
At1 securities redemption		£ 831,000,000		£ 2,262,000,000

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .